Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and due from banks	$ 12,302,771	$ 17,839,374
Federal funds sold and overnight deposits	58,837,557	92,519,552
Total cash and cash equivalents	71,140,328	110,358,926
Securities available-for-sale	192,918,109	182,342,459
Restricted equity securities, at cost	1,411,750	1,434,450
Loans held-for-sale	0	339,000
Loans	748,548,608	689,988,533
Allowance for loan losses	(8,709,225)	(7,710,256)
Deferred net loan costs (fees)	493,275	(37,972)
Net loans	740,332,658	682,240,305
Bank premises and equipment, net	13,042,468	13,767,328
Accrued interest receivable	3,214,332	2,400,560
Bank owned life insurance	5,153,387	5,073,228
Goodwill	11,574,269	11,574,269
Other assets	17,244,846	9,575,274
Total assets	1,056,032,147	1,019,105,799
Deposits:
Demand, non-interest bearing	216,093,534	209,465,151
Interest-bearing transaction accounts	294,050,079	265,513,937
Money market funds	140,117,086	129,728,954
Savings	171,072,921	168,390,905
Time deposits, $250,000 and over	15,632,058	17,463,871
Other time deposits	86,006,601	88,837,135
Total deposits	922,972,279	879,399,953
Borrowed funds	1,300,000	1,300,000
Repurchase agreements	33,077,829	32,609,875
Junior subordinated debentures	12,887,000	12,887,000
Accrued interest and other liabilities	10,618,676	8,148,703
Total liabilities	980,855,784	934,345,531
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 15 shares issued and outstanding at December 31, 2022 and 2021 ($100,000 liquidation value, per share)	1,500,000	1,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,647,710 and 5,587,939 shares issued at December 31, 2022 and 2021, respectively (including 16,850 and 14,337 shares issued February 1, 2023 and 2022, respectively)	14,119,275	13,969,848
Additional paid-in capital	36,383,235	35,322,063
Retained earnings	46,464,447	37,758,105
Accumulated other comprehensive loss	(20,667,817)	(1,166,971)
Less: treasury stock, at cost; 210,101 shares at December 31, 2022 and 2021	(2,622,777)	(2,622,777)
Total shareholders' equity	75,176,363	84,760,268
Total liabilities and shareholders' equity	$ 1,056,032,147	$ 1,019,105,799
Book value per common share outstanding	$ 13.55	$ 15.48